Total
Trend Aggregation Growth ETF
FUND SUMMARY:
Investment Objectives:
The Trend Aggregation Growth ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Trend Aggregation Growth ETF Trend Aggregation Growth ETF
Management Fee	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.99%
Acquired Fund Fees and Expenses	0.69%	[1]
Total Annual Fund Operating Expenses	3.40%
Fee Waiver and Expense Reimbursement	(1.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.69%	[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets attributable to the Fund's shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Adviser.
[3]	Amended to reflect current expense limitation amount.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Trend Aggregation Growth ETF | Trend Aggregation Growth ETF | USD ($)	172	886	1,622	3,570

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended March 31, 2021, the Fund had a portfolio turnover rate of 3,624%.

PRINCIPAL INVESTMENT STRATEGIES:

In pursuing the Fund’s investment objective, the Fund seeks to employ a tactical approach to invest in exchange traded funds that primarily invest in U.S. equity securities and by directly investing in U.S. equity securities of small, medium and large capitalization companies that are listed on U.S. exchanges.

The Fund’s adviser utilizes a proprietary quantitative process to identify investment opportunities, based on strong price momentum and companies that are potentially oversold to determine which U.S. equities to invest in. The Fund may use volatility ETFs and ETNs along with inverse and leveraged ETFs and ETNs to hedge market exposure. The Fund defines volatility ETFs and ETNs as funds that provide returns that correspond to or are the inverse of the S&P 500 VIX Short-Term Futures Index.

The Fund’s adviser uses multiple investment models that combine market trend and counter trend following, pattern recognition and market analysis across asset classes to determine when to buy, sell, or hold a portfolio holding. When the adviser’s model indicates a negative market trend, the Fund will invest in money market funds and other cash equivalents.

In managing the Fund’s portfolio, the adviser will actively manage the Fund, resulting in a high portfolio turnover rate.

PRINCIPAL RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	ETF Risk. The Fund invests in ETFs. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or index. Each ETF is subject to specific risks, depending on its investments.

o	Inverse ETF Risk. Inverse ETFs in which the Fund may invest seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

o	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

●	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

o	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	High Yield Bonds. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The models used by the adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Model Risk. Like all quantitative analysis, the adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

●	Portfolio Turnover Risk. The Fund’s strategy results in a significantly high portfolio turnover rate. Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at by calling 1-866-904-0406 and may also be available at www.tuttleetf.com.